Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Trade Accounts Payable

	2018	2017
Domestic trade accounts payable	115,672	50,799
Foreign suppliers	1,736	2,159
Other	428	280

	117,836	53,238